4. STOCK-BASED COMPENSATION (Sept. 2017 Note)	3 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

Stock-based compensation costs recognized during the three months ended September 30, 2017 and 2016 amounted to $26,057 and $60,901 respectively, and the costs were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2017 - $10,696; 2016 - $42,915), research and development expenses (2017 - $6,692, 2016 - $9,317) and cost of goods sold (2017 - $8,669; 2016 - $8,669). No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the three months ended September 30, 2017:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2017	1,078,400	$0.78	7.01 years
Granted	–
Expired or Cancelled	–
Outstanding at September 30, 2017	1,078,400	$0.78	6.76 years

Information related to the stock options outstanding as of September 30, 2017 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	3.79	$0.27	40,000	$0.27
$0.40	15,000	9.58	$0.40	5,000	$0.40
$0.48	60,000	8.50	$0.48	40,000	$0.48
$0.50	80,000	8.73	$0.50	45,000	$0.50
$0.50	20,000	3.72	$0.50	20,000	$0.50
$0.55	29,500	4.36	$0.55	29,500	$0.55
$0.73	539,500	7.63	$0.73	479,500	$0.73
$0.85	9,000	5.26	$0.85	9,000	$0.85
$0.90	9,000	6.26	$0.90	9,000	$0.90
$0.95	65,000	6.78	$0.95	65,000	$0.95
$1.20	207,800	4.42	$1.20	207,800	$1.20
$1.25	1,200	1.15	$1.25	1,200	$1.25
$1.35	1,200	2.15	$1.35	1,200	$1.35
$7.75	1,200	0.16	$7.75	1,200	$7.75
$0.27–$7.75	1,078,400	6.76	$0.78	953,400	$0.81

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of September 30, 2017 was $7,950 and $7,450, respectively.